Fair Value Measurements - Summary of Fair Value, Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		$ 2,622	$ 1,366
Redeemable Convertible Preferred Stock Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities	$ 0	2,622	1,366	$ 724
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		0	0
Level 1 [Member] | Redeemable Convertible Preferred Stock Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		0	0
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		0	0
Level 2 [Member] | Redeemable Convertible Preferred Stock Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		0	0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		2,622	1,366
Level 3 [Member] | Redeemable Convertible Preferred Stock Warrant Liabilities [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total financial liabilities		$ 2,622	$ 1,366